Consolidated Statements of Financial Position (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statements of Financial Position [Line Items]
Share capital		€ 339,259
Bottom of range [member]
Statements of Financial Position [Line Items]
Share capital	€ 1,000